Financial Instruments And Risk Analysis - Derivative financial instrument (Details) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Disclosure of financial assets [line items]
Fair value Amounts (payable)/receivable	R$ 1,152
USDR Nondeliverable forwards NDF
Disclosure of financial assets [line items]
Notional | $		$ 17,000
Fair value Amounts (payable)/receivable	R$ (1,152)
USDR Nondeliverable forwards NDF | Top of range
Disclosure of financial assets [line items]
Maturity	1 year